Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) holding	Jun. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000237259 [Member]
Shareholder Report [Line Items]
Fund Name	EA Bridgeway Blue Chip ETF
Class Name	EA Bridgeway Blue Chip ETF
Trading Symbol	BBLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.bridgewayetfs.com/bblu/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund returned 24.75% (NAV) for the Period vs 24.56% for the S&P 500 Index. During the period, markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy.
The Fund’s focus on mega-cap stocks contributed positively to returns, as the largest stocks in the benchmark generally outperformed its smaller constituents. The Fund’s roughly equal weight portfolio design also helped by creating overweightings in some of the smaller stocks in the mega-cap category that performed well during the year.
Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
EA Bridgeway Blue Chip ETF - NAV	24.75%	15.29%	13.08%
EA Bridgeway Blue Chip ETF - Market	24.64%	15.18%	13.02%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund converted from a mutual fund to an ETF on October 14, 2022. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit www.bridgewayetfs.com/bblu/ for more recent performance information.

Net Assets	$ 181,370,007	$ 181,370,007
Holdings Count | holding	38	38
Advisory Fees Paid, Amount		$ 204,867
Investment Company, Portfolio Turnover		600.00%
C000238839 [Member]
Shareholder Report [Line Items]
Fund Name	EA Bridgeway Omni Small-Cap Value ETF
Class Name	EA Bridgeway Omni Small-Cap Value ETF
Trading Symbol	BSVO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.bridgewayetfs.com/bsvo/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund returned 16.27% (NAV) for the Period vs 23.13% for the Russell 3000 Index. During the period, markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy. Markets were led by stocks with larger market capitalization.
The Fund’s tilt toward smaller, deeper value stocks across multiple valuation metrics contributed negatively to returns relative to the benchmark during the period.
Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
EA Bridgeway Omni Small Cap Value ETF - NAV	16.27%	10.87%	6.81%
EA Bridgeway Omni Small Cap Value ETF - Market	15.87%	10.82%	6.79%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Value Index	10.90%	7.07%	6.23%
The Russell 3000 Index is provided as a broad measure of market performance. The Russell 2000 Value Index is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund converted from a mutual fund to an ETF on March 10, 2023. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit www.bridgewayetfs.com/bsvo/ for more recent performance information.

Net Assets	$ 1,272,957,860	$ 1,272,957,860
Holdings Count | holding	605	605
Advisory Fees Paid, Amount	$ 4,812,357
Investment Company, Portfolio Turnover	6.00%